UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Two Sigma Strategies Master Fund, Ltd.

Address:  c/o Ogier Fiduciary Services (Cayman) Limited
          Queensgate House
          South Church Street
          PO Box 1234
          Grand Cayman KY1-1108

13F File Number: 028-13293

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Matthew B. Siano, Esq.
Title:  Authorized Person
Phone:  (212) 625-5712


Signature, Place and Date of Signing:

  /s/ Matthew B. Siano           New York, New York            May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

     Form 13F File Number           Name

     028-10385                      Two Sigma Investments, LLC
    ---------------------           ---------------------------------------


The Form 13F for Two Sigma Strategies Master Fund, Ltd. for the quarter ended December 31, 2010 listed the reporting manager as Two Sigma U.S. All Cap Core Equity Fund, LP and contained such entity's address, 13F File Number and list of other managers. Such filing should have listed the reporting manager as Two Sigma Strategies Master Fund, Ltd. and should have contained the address, 13F File Number and list of other managers shown above on this Form 13F.


SK 21819 0003 1195226